Non-Cash Transactions	12 Months Ended
Dec. 31, 2024
Non-Cash Transactions [Abstract]
Non-cash transactions

Note 19. Non-cash transactions

During the annual periods ended December 31, 2024 and 2023, the Éxito Group had non-cash additions to property, plant and equipment, and to right of use assets, that were not included in the statement of cash flow, presented in Note 13 and 15, respectively.